UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2006

Check here if Amendment	 [   ]; Amendment Number: ______
This Amendment (Check only one.): 	[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Beutel, Goodman & Company  Ltd.
Address: 20 Eglinton Avenue West
               Suite 2000
                Toronto, Ontario  M4R 1K8

Form 13F File Number: 28-11939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael James Gibson
Title:    Chief Financial Officer, Alternate Compliance Officer
Phone:   416   932-6337

Signature, Place, and Date of Signing:

___________________________________
[Signature]

Toronto, Ontario, Canada	July 17, 2006
[City, State] 			[Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion
of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE



Report Summary:  June 30, 2006


Number of Other Included Managers: None

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total: 3,185,189_(thousands)



List of Other Included Managers:  None




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]





No. Form 13F File Number Name
____ 28-__11939______________________ __________________
[Repeat as necessary.]




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

                                               Beutel, Goodman & Company Ltd.
           30-Jun-06                           Form 13F Information Table

                                                   Value      Shares Investment   Other    Voting Authority
Name of Issuer      Title of Class       CUSIP (x $1000)             Discretion   Mgrs.            Sole  Shared      None

Alcan Inc.                  Common   013716105    126,210   2,691,227        Sole              2,222,627           468,600
Bank of Montreal            Common   063671101    218,271   4,052,153        Sole              3,240,390           811,763
Bank of  Nova Scotia        Common   064149107    142,200   3,585,549        Sole              2,776,357           809,192
Barrick Gold Corp.          Common   067901108    104,495   3,533,892        Sole              2,902,892           631,000
BCE Inc.                    Common   05534B109    235,545   9,955,763        Sole              8,078,189         1,877,574
CIBC                        Common   136069101    116,526   1,739,077        Sole              1,329,886           409,191
Enbridge                    Common   29250N105    119,536   3,923,539        Sole              3,191,999           731,540
Great West Life Co.         Common   39138C106    113,773   4,457,383        Sole              3,633,533           823,850
Magna Intl  Inc     Class A Sub Vtg  559222401    123,814   1,733,454        Sole              1,420,028           313,426
Manulife Financial          Common   56501R106    383,916  12,102,533        Sole              9,861,261         2,241,272
Nexen                       Common   65334H102    215,636   3,822,485        Sole              3,136,285           686,200
Petro Canada                Common   71644E102    187,282   3,942,968        Sole              3,091,714           851,254
Sun Life Financial i        Common   866796105    212,382   5,339,494        Sole              4,345,542           993,952
Talisman Energy Inc         Common   87425E103    211,574  12,110,133        Sole              9,678,408         2,431,725
Thomson Corp                Common   884903105    205,646   5,331,226        Sole              4,409,626           921,600
Toronto Dominion Ban        Common   891160509    349,172   6,868,871        Sole              5,519,750         1,349,121
Transalta Corp              Common   89346D107    119,211   5,764,135        Sole              4,779,217           984,918



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